UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2007

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Beutel, Goodman & Company  Ltd.
Address: 20 Eglinton Avenue West
               Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   Michael James Gibson
Title:  Chief Financial Officer,
	Alternate Compliance Officer
Phone:  416-932-6337

Signature, Place, and Date of Signing:

___________________________________
[Signature]

Toronto, Ontario, Canada
[City, State]

October  18, 2007
[Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number
28-__________________
[Repeat as necessary.]

Name
__________________________________________

<table>                                        Beutel, Goodman & Company Ltd.
                                               Form 13F Information Table                 Form 13F File Number
             30-Sep-07                                                                    28 - 11939

                                               Total      Shares       InvestmentOther       Voting Authority
Name of Issuer        Title of Cla       CUSIP  (x $1000)              Discretion   Mgrs.      Sole   Shared      None
Alcan Inc.                 Common    013716105     296,094    2,972,912        Sole        2,413,212            559,700
Bank of Montreal           Common    063671101     118,265    3,106,424        Sole        2,421,361            685,063
Bank of  Nova Scotia       Common    064149107     181,987    3,470,169        Sole        2,666,187            803,982
Barrick Gold Corp.         Common    067901108     197,164    4,917,088        Sole        3,960,488            956,600
BCE Inc.                   Common    05534B760     269,681    6,734,010        Sole        5,374,521          1,359,489
CIBC                       Common    136069101     155,780    1,562,051        Sole        1,164,013            398,038
Enbridge                   Common    29250N105     137,905    3,770,493        Sole        3,067,393            703,100
Manulife Financial         Common    56501R106     407,520    9,900,456        Sole        7,927,884          1,972,572
Nexen                      Common    65334H102     189,198    6,202,704        Sole        4,993,804          1,208,900
Open Text Corp.            Common    683715106     129,581    5,995,198        Sole        5,293,198            702,000
Petro Canada               Common    71644E102     319,128    5,571,248        Sole        4,357,717          1,213,531
Sun Life Financial inc     Common    866796105     300,743    5,740,131        Sole        4,615,079          1,125,052
Talisman Energy Inc        Common    87425E103     220,785   11,263,253        Sole        8,854,194          2,409,059
Thomson Corp               Common    884903105     157,922    3,776,765        Sole        3,040,665            736,100
Toronto Dominion Bank      Common    891160509     516,658    6,746,447        Sole        5,338,991          1,407,456

Total                                            3,598,411



FORM 13F SUMMARY PAGE



Report Summary:  September 30, 2007


Number of Other Included Managers:
None


Form 13F Information Table Entry Total:
15

Form 13F Information Table Value Total:
3,598,411     (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list,
state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number
____ 28-__11939_____________________
[Repeat as necessary.]


Name
______________________________________